Other Receivables and Other Current Assets, Net - Schedule of Movement of Allowance for Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Other Receivables and Other Current Assets, Net [Abstract]
Beginning balance	$ 27,923	$ 52,949	$ 3,747
Addition (Recovery)	121,781	(24,093)	49,351
Translation adjustment	35	(933)	(149)
Ending balance	$ 149,739	$ 27,923	$ 52,949